Derivative financial instruments	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Derivative financial instruments

19. Derivative financial instruments

The Group executes transactions with derivative financial instruments, which are intended to meet its own needs to reduce its exposure to market, currency and interest-rate risks. The derivatives are classified at fair value through profit or loss, except those in cash flow hedge accounting strategies, for which the effective portion of gains or losses on derivatives is recognized directly in other comprehensive income (loss). The management of these risks is conducted through determining limits, and the establishment of operating strategies. The derivative contracts are considered level 1, 2 or 3 in the fair value hierarchy and are used to hedge exposures, but hedge accounting is adopted only for forecasted transactions related to the cloud infrastructure, intercompany transactions and certain software licenses used by Nu (hedge of foreign currency risk), to hedge interest of the fixed rate credit portfolio (hedge of interest rate risk of portfolio) and to hedge the future cash disbursement related to highly probable future transactions and accrued liabilities for corporate and social security taxes at RSU vesting or SOP exercise, as shown below.

	2023
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified as fair value through profit or loss
Interest rate contracts – Futures	758,536	6	4
Foreign currency exchange rate contracts – Futures	421,306	1,963	-
Interest rate contracts – Swaps	213,568	-	22,294
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	114,478	-	5,875
Warrants	10	20	-

Derivatives held for hedging
Designated as cash flow hedge
Foreign currency exchange rate contracts – Futures	188,748	1,050	-
Equity - Total Return Swap (TRS)	88,193	17,882	-

Designated as portfolio hedge
DI - Future - notes 13 and 14	241,995	60	-
Total	2,026,834	20,981	28,173

	2022
		Fair values
	Notional amount	Assets	Liabilities
Derivatives classified as fair value through profit or loss
Interest rate contracts - Futures	792,559	27	105
Foreign currency exchange rate contracts – Futures	111,634	917	51
Interest rate contracts – Swaps	10,056	50	-
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	113,682	11,228	24
Warrants	100,000	27,908	-

Derivatives held for hedging
Designated as cash flow hedge
Foreign currency exchange rate contracts – Futures	129,459	1,209	182
Equity - Total Return Swap (TRS)	89,726	145	9,017

Designated as portfolio hedge
DI - Future - notes 13 and 14	1,551,521	1	46
Total	2,898,637	41,485	9,425

Futures contracts are traded on the B3, having B3 as the counterparty. The total value of margins pledged by the Group in transactions on the stock exchange is presented in note 12.

Swaps of interest risk contracts are settled at the maturity date and are traded over the counter with financial institutions as counterparties.

Nu Holdings entered into non-deliverable forward contracts to hedge loans and intercompany loans with Nu Colombia in U.S. dollars with settlements in June 2024.

Swap TRS contracts are settled only at maturity and are traded over the counter with financial institutions as counterparties.

Breakdown by maturity

The table below shows the breakdown by maturity of the notional amounts:

	2023
	Up to 3 months	3 to 12 months	Over 12 months	Total
Assets
Interest rate contracts – Futures	-	728,473	13,698	742,171
Foreign currency exchange rate contracts – Futures	610,054	-	-	610,054
Interest rate contracts – Swaps	-	-	10,968	10,968
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	-	20,000	-	20,000
Warrants	-	-	10	10
Total assets	610,054	748,473	24,676	1,383,203

Liabilities
Interest rate contracts – Futures	-	234	16,131	16,365
Interest rate contracts – Swaps	-	202,600	-	202,600
Equity - Total Return Swap (TRS)	9,388	78,805	-	88,193
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	-	94,478	-	94,478
DI - Future - notes 13 and 14	123,446	108,808	9,741	241,995
Total liabilities	132,834	484,925	25,872	643,631
Total	742,888	1,233,398	50,548	2,026,834

	2022
	Up to 3 months	3 to 12 months	Over 12 months	Total

Assets
Interest rate contracts – Futures	332,497	73,286	348	406,131
Foreign currency exchange rate contracts – Futures	241,093	-	-	241,093
Interest rate contracts – Swaps	-	-	10,056	10,056
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	113,682	-	-	113,682
Warrants	-		100,000	100,000
Total assets	687,272	73,286	110,404	870,962

Liabilities
Interest rate contracts – Futures	27,776	256,240	102,412	386,428
Equity - Total Return Swap (TRS)	-	89,726	-	89,726
DI - Future - notes 13 and 14	590,015	858,278	103,228	1,551,521
Total liabilities	617,791	1,204,244	205,640	2,027,675
Total	1,305,063	1,277,530	316,044	2,898,637

The table below shows the breakdown by maturity of the fair value amounts:

	2023
	Up to 12 months	Over 12 months	Total
Assets
Equity - Total Return Swap (TRS)	17,882	-	17,882
Interest rate contracts – Futures	6	-	6
Foreign currency exchange rate contracts – Futures	3,013	-	3,013
DI - Future - notes 13 and 14	60	-	60
Warrants	20	-	20
Total assets	20,981	-	20,981

Liabilities
Interest rate contracts – Futures	4	-	4
Interest rate contracts – Swaps	22,294	-	22,294
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	5,875	-	5,875
Total liabilities	28,173	-	28,173

	2022
	Up to 12 months	Over 12 months	Total
Assets
Equity - Total Return Swap (TRS)	145	-	145
Interest rate contracts – Swaps	-	50	50
Interest rate contracts – Futures	27	-	27
Foreign currency exchange rate contracts – Futures	2,126	-	2,126
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	11,228	-	11,228
Warrants	-	27,908	27,908
Interest rate contracts – Future - portfolio hedge	1	-	1
Total assets	13,527	27,958	41,485

Liabilities
Equity - Total Return Swap (TRS)	9,017	-	9,017
Interest rate contracts – Futures	17	88	105
Foreign currency exchange rate contracts – Futures	233	-	233
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	24	-	24
DI - Future - notes 13 and 14	46	-	46
Total liabilities	9,337	88	9,425

a) Hedge of foreign currency risk

The Group is exposed to foreign currency risk on forecast transaction expenses, related to the cloud infrastructure, certain software licenses and intercompany expenses. The Group managed its exposures to the variability in cash flows of foreign currency forecasted transactions to movements in foreign exchange rates by entering into foreign currency exchange rate contracts (exchange futures). These instruments are entered into to match the cash flow profile of the estimated forecast transactions, and are exchange-traded and fair value movements are settled on a daily basis.

The Group applies hedge accounting to the forecasted transactions related to its main cloud infrastructure contract and other expenses in foreign currency including intercompany expenses. The effectiveness is assessed monthly by analyzing the critical terms. The critical terms of the hedging instrument and the amount of the forecasted hedged transactions are significantly the same. Derivatives are generally rolled over monthly. They are expected to occur in the same fiscal month as the maturity date of the hedged item. Therefore, the hedge is expected to be effective. Subsequent assessments of effectiveness are performed by verifying and documenting whether the critical terms of the hedging instrument and forecasted hedged transaction have changed during the period in review and whether it remains probable. If there are no such changes in critical terms, the Group will continue to conclude that the hedging relationship is effective. Sources of ineffectiveness are differences in the amount and timing of forecast and actual payment of expenses.

	2023	2022	2021

Balance at beginning of the year	(2,610)	1,487	49
Fair value change recognized in OCI during the period	(29,945)	(20,924)	2,705
Total amount reclassified from cash flow hedge reserve to the statement of profit or loss during the period	20,685	14,012	(242)
to "Customer support and operation"	15,338	6,769	(91)
to "General and administrative expenses"	6,176	7,778	(136)
Effect of changes in exchange rates (OCI)	(829)	(535)	(15)

Deferred income taxes	3,616	2,815	(1,025)

Balance at end of the year	(8,254)	(2,610)	1,487

The expected future transactions that are the hedged item are:

	2023			2022
	Up to 3 months	3 to 12 months	Total	Total
Expected foreign currency transactions	67,564	119,892	187,456	129,459
Total	67,564	119,892	187,456	129,459

b) Hedge of portfolio's interest rate risk

The Group holds portfolios of customer loan and refinancing of credit cards receivables at fixed interest rates, in its banking book which are exposed to interest rate risk. To hedge this risk, the Group entered into DI futures contracts, and applied hedge accounting aiming to eliminate differences between the accounting measurement of its derivatives and hedged items.

The Group’s overall hedging strategy is to reduce fair value changes of the part of the fixed rate portfolio as if they were floating rate instruments linked to the attributable benchmark rates. As such, in order to reflect the dynamic nature of the hedged portfolio, the strategy is to rebalance the DI future contracts and evaluate the allocated amount by the credit portfolio. Additionally, ineffectiveness could arise from the disparity between expected and actual prepayments (prepayment risk).

In accordance with its hedging strategy, the Group calculates the DV01 (delta value of a basis point) of the exposure and futures to identify the optimal hedging ratio, and monitors in a timely manner the hedge relationship, providing any rebalancing if needed. The need for the purchase or sale of new DI future contracts will be assessed, to counterbalance the hedged item’s fair value adjustment, aiming to assure hedge effectiveness between 80% and 125%, as determined on hedge documentation.

The effectiveness test for the hedge is done on a prospective and retrospective basis. In the prospective test, the Group compares the impact of a 1 basis point parallel shift on the interest rate curve (DV01) on the hedged item and on the hedge instrument fair value. For the retrospective test, the fair value change since the inception of the hedged item is compared to the hedge instrument. In both cases, the hedge is considered effective if the correlation is between 80% and 125%. As of December 31, 2023 the effectiveness ratio for the hedges of the credit card and loan portfolios were 100% and 99%, respectively.

For designated and qualifying fair value hedges, the cumulative change in the fair value of the hedging derivative and of the hedged item attributable to the hedged risk is recognized in the consolidated statement of profit or loss in "Interest income and gains (losses) on financial instruments - financial assets at fair value". In addition, the cumulative change in the fair value of the hedged item attributable to the hedged risk is recorded as part of the carrying value of the hedged item in the consolidated statement of financial position.

Changes in fair value

	2023
	Hedge object	Fair value adjustment to the hedge object		Derivative hedge instrument
		Asset	Liability	Fair value variation
Interest rate risk
Interest rate contracts - Future - portfolio hedge - credit card	5,368	32	-	(16)
Interest rate contracts - Future - portfolio hedge - loan	164,733	698	-	(601)
Total	170,101	730	-	(617)

	2022
	Hedge object	Fair value adjustment to the hedge object		Derivative hedge instrument
		Asset	Liability	Fair value variation
Interest rate risk
Interest rate contracts - Future - portfolio hedge - credit card	72,337	(51)	-	22
Interest rate contracts - Future - portfolio hedge - loan	1,189,716	(2,836)	-	2,062
Total	1,262,053	(2,887)	-	2,084

c) Hedge of corporate and social security taxes over share-based compensation

The Group's hedge strategy is to cover the future cash disbursement related to highly probable future transactions and accrued liabilities for corporate and social security taxes at RSU vesting and SOP exercise from the variation of the Company's share price volatility. The derivative financial instruments used to cover the exposure are total return swaps ("TRS") in which one leg is indexed to the Company's stock price and the other leg is indexed to Secured Overnight Financing Rate ("SOFR") plus spread. The stock fixed at the TRS is a weighted average price. The hedge was entered into by Nu Holdings and therefore there is no income tax effect.

The Group applies the cash flow hedge for the hedge structure thus the market risk is replaced by an interest rate risk. The effectiveness assessment is performed monthly by (i) assessing the economic relationship between the hedged item and the hedging instrument; (ii) monitoring the credit risk impact in the hedge effectiveness; and (iii) maintaining and updating the hedging ratio. Given the possibility of forfeiture impacting the future cash forecast of the employee benefit plan, the Group manages exposures to keep the hedging level within an acceptable coverage. The derivative fair value is measured substantially based on the stock price which is also used in the measurement of the provision or payment for corporate and social security taxes. There is no expectation for a mismatch between the hedged item and hedging instrument at maturity other than the SOFR.

	2023	2022
Balance at beginning of the year	(4,876)	-
Fair value change recognized in OCI during the year	59,250	(8,871)
Total amount reclassified from cash flow hedge reserve to the statement of profit or loss during the year (note 10)	(33,703)	3,995
to "Customer support and operation"	(1,372)	-
to "General and administrative expenses"	(31,183)	3,995
to "Marketing expenses"	(1,148)	-
Balance at end of the year	20,671	(4,876)

Expected cash disbursement

	2023				2022
	Up to 1 year	1 to 3 years	Above 3 years	Total	Total
Considering the reporting date fair value of the hedged item:
Expected cash disbursement for corporate and social contributions	42,707	67,889	-	110,596	59,058
Total	42,707	67,889	-	110,596	59,058